11. SUBSEQUENT EVENTS	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 11 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from December 31, 2014 through March 27, 2015, the date these financial statements were issued, for possible disclosure and recognition in the financial statements.  Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

In January 2015, the Company issued 43,992 shares of common stock resulting from the cashless exercise of 92,000 placement agent warrants with an exercise price of $0.30.  The remaining 48,008 common stock warrants were cancelled due to the cashless exercise.

In February 2015, the Company issued 30,000 shares of its common stock with a fair value of $9,900 in exchange for consulting services rendered during January and February 2015 in connection with a consulting agreement.

On March 12, 2015, the Company entered into a $225,000 convertible note agreement for $200,000 in net proceeds after discounts and fees.  The note has a eleven month term with an annual interest rate of 10%. In connection with this convertible note, the Company issued a warrant to purchase 625,000 shares of the Company’s common stock.  The warrant is immediately exercisable at an exercise price of $0.30 per share and expires in March 2020.    The note is convertible into common stock at the Lender’s option pursuant to the conversion terms of the note agreement.

On March 13, 2015, the Company entered into a $100,000 convertible promissory note agreement for $94,000 in net proceeds after discounts and fees.  The note has a twelve month term with an annual interest rate of 10%.    Pursuant to the securities purchase agreement, the lender is obligated to enter into an additional convertible promissory note in the principal amount of $100,000 in May 2015 with an issuance discount of $10,000, unless the closing price of the Company’s common stock is below 50% of the closing price on the issuance date of March 13, 2015, in which case the lender may in its discretion determine not to fund all or any portion of the second convertible promissory note agreement.   The promissory note is convertible into common stock at the Lender’s option at any time on or after June 12, 2015, pursuant to the conversion terms of the note.

On March 18, 2015, the Company entered into a $75,000 convertible promissory note agreement for $67,500 in net proceeds after issuance discounts.  The promissory note has a two year term with an annual interest rate of 12%.  The promissory note is convertible into common stock at the Lender’s option any time pursuant to the conversion terms of the note.

On March 20, 2015, the Company entered into a $79,000 convertible promissory note agreement for $70,500 in net proceeds after fees. The promissory note matures in December 2015 with an annual interest rate of 8%.  The promissory note is convertible into common stock at the Lender’s option any time on or after September 20, 2015 pursuant to the conversion terms of the note.

The Company has evaluated events and transactions that occurred from December 31, 2013 through the date of filing, for possible disclosure and recognition in the financial statements.  Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

In January 2014 the Company received a notice of cashless stock option exercise in which the holder elected to exercise 133,280 vested options.  The stock options which were exercised had an exercise price of $0.57 per share.  Based upon the Company’s stock price and the cashless exercise formula at the date of exercise, 79,016 shares were issued to the holder.

In January 2014 the Company entered into a consulting agreement to market SUGARDOWN® in the United States. In addition to monthly cash payments, the Company will issue 500,000 shares of its common stock upon achievement of certain agreed upon milestones.

In January 2014 the Company entered into an investment banking agreement under which it is required to pay an engagement fee of $25,000 and issue a warrant to purchase 25,000 shares of common stock at an exercise price of $2.00 per share. Additionally, the Company will be required to pay fees subject to completion of certain financing transactions.

During January and February 2014 the Company issued 6,000 shares of its common stock with a fair value of $7,200 in exchange for consulting services rendered during those periods in connection with a consulting agreement.  During February and March 2014, the Company entered into three consulting agreements under which the Company is required to issue consultants monthly cash payments and a total of 300,000 shares of its common stock in exchange for consulting services over a period of one year.

In February 2014 the Board of Directors approved a grant of non-qualified stock options to the independent directors of the Company to purchase an aggregate of 279,000 shares of the Company’s common stock, with the grant to be effective January 1, 2014.  The options were allocated among the directors based on service in, and chairmanship of the Company’s committees and service as lead independent director. The options vest as of December 31, 2014, provided that the directors remain directors on that date and have attended at least 75% of the scheduled meetings of the Board and the committees on which such directors serve during the 2014 calendar year.

In February 2014 the Company granted incentive stock options to members of management and non-management to purchase an aggregate of 700,000 shares of the Company’s common stock at the exercise price of $1.21 per share, of which 350,000 of these options vest immediately.  The remainder vest quarterly over a period of one to two years.  In addition, the Company granted a consultant a non-qualified stock option to purchase up to 50,000 shares of the Company’s common stock at the exercise price of $1.21 per share vesting quarterly over a two year period.

On March 12, 2014, a complaint against the Company and the Company's CEO, David Platt, was filed in Middlesex Superior Court in Massachusetts by Eliezer Zomer. Mr. Zomer alleges that the Company and Dr. Platt have refused to deliver 400,000 shares of the Company's Common Stock that Mr. Zomer believes are owed to him, and seeks delivery of the shares and damages. The Company and Dr. Platt intend to contest the allegations set forth in the complaint.